Membership Interests	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Membership Interests [Abstract]
MEMBERSHIP INTERESTS

7.    MEMBERSHIP INTERESTS

Cash Distributions

The PUCT order issued in the Sempra Acquisition and our limited liability company agreement set forth various restrictions on distributions to our members. Among those restrictions is the commitment that we will make no distributions that would cause us to be out of compliance with the PUCT’s approved debt-to-equity ratio which is currently 57.5% debt to 42.5% equity. The distribution restrictions also include the ability of our board, a majority of the disinterested directors, or any Texas Transmission director to limit distributions to the extent each determines it is necessary to meet expected future requirements of Oncor (including continuing compliance with the PUCT debt-to-equity ratio commitment).

The PUCT has the authority to determine what types of debt and equity are included in a utility’s debt-to-equity ratio.  For purposes of this ratio, debt is calculated as long-term debt including finance leases plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt.  Equity is calculated as membership interests determined in accordance with GAAP, excluding the effects of acquisition accounting from a 2007 transaction.

At June 30, 2019, we had $612 million available to distribute to our members as our regulatory capitalization ratio was 55.0% debt to 45.0% equity.

On July 30, 2019, our board of directors declared a cash distribution of $71 million, which was paid to our members on July 31, 2019.

Cash Contributions

On July 29, 2019 our members made capital contributions of 70 million. On May 15, 2019, Sempra and certain indirect owners of Texas Transmission made capital contributions of $1,330 million to fund the cash consideration and certain expenses payable in connection with the InfraREIT Acquisition. For more information on the InfraREIT Acquisition, see Note 11. In addition, on April 30, 2019, our members made capital contributions of $70 million.

Membership Interests

The following table presents the changes to membership interests during the three months and six months ended June 30, 2019 and 2018, net of tax:

	Capital Accounts	Accumulated Other Comprehensive Income (Loss)	Total Membership Interests
Balance at December 31, 2018	$8,624	$(164)	$8,460
Net income	116	-	116
Distributions	(71)	-	(71)
Capital contributions	70	-	70
Net effects of cash flow hedges (Note 1)	4	(4)	-
Defined benefit pension plans	-	1	1
Balance at March 31, 2019	8,743	(167)	8,576
Net income	139	-	139
Distributions	(71)	-	(71)
Capital contributions	1,400	-	1,400
Net effects of cash flow hedges (Note 1)	(1)	1	-
Defined benefit pension plans	-	2	2
Balance at June 30, 2019	$10,210	$(164)	$10,046

Balance at December 31, 2017	$8,004	$(101)	$7,903
Net income	89	-	89
Defined benefit pension plans	-	1	1
Balance at March 31, 2018	8,093	(100)	7,993
Net income	143	-	143
Capital contributions	144	-	144
Defined benefit pension plans	-	1	1
Balance at June 30, 2018	$8,380	$(99)	$8,281

Accumulated Other Comprehensive Income (Loss)

The following table presents the changes to accumulated other comprehensive income (loss) for the six months ended June 30, 2019 and 2018, net of tax:

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2018	$(16)	$(148)	$(164)
Defined benefit pension plans	-	3	3
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	1	-	1
Amounts reclassified from accumulated other comprehensive income (loss) to capital account (Note 1)	(4)	-	(4)
Balance at June 30, 2019	$(19)	$(145)	$(164)

Balance at December 31, 2017	$(18)	$(83)	$(101)
Defined benefit pension plans	-	2	2
Balance at June 30, 2018	$(18)	$(81)	$(99)

9.    MEMBERSHIP INTERESTS

Cash Distributions

Distributions are limited by the requirement to maintain our regulatory capital structure at or below the assumed debt-to-equity ratio established periodically by the PUCT for ratemaking purposes.  The PUCT has the authority to determine what types of debt and equity are included in a utility’s debt-to-equity ratio.  For purposes of this ratio, debt is calculated as long-term debt including capital leases plus unamortized gains on reacquired debt less unamortized issuance expenses, premiums and losses on reacquired debt.  Equity is calculated as membership interests determined in accordance with GAAP, excluding the effects of acquisition accounting from a 2007 transaction (which included recording the initial goodwill and fair value adjustments and subsequent related impairments and amortization).

Our PUCT authorized capital structure is 57.5% debt to 42.5% equity effective November 27, 2017 based on the PUCT order issued in PUCT Docket No. 46957 (see Note 3 for additional information).  Our previous PUCT authorized capital structure was 60% debt to 40% equity.  At December 31, 2018, $41 million was available for distribution to our members, as our regulatory capitalization ratio was 57.3% debt to 42.7% equity. The PUCT order required us to record a regulatory liability from November 27, 2017 until the new authorized regulatory capital structure was met to reflect our actual capitalization prior to achieving the authorized capital structure.  Our authorized regulatory capital structure was met in May 2018, and therefore we ceased accruing amounts to the capital structure refund regulatory liability as of that time. The regulatory liability of $6 million was approved on September 14, 2018 in PUCT Docket No. 48522, and the liability was subsequently returned to customers in September 2018.

On February 20, 2019, our board of directors declared a cash distribution of $71 million, which was paid to our members on February 22, 2019. During 2018, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount
October 24, 2018	November 6, 2018	$179
July 25, 2018	August 1, 2018	$30

During 2017, our board of directors declared, and we paid, the following cash distributions to our members:

Declaration Date	Payment Date	Amount
July 26, 2017	August 1, 2017	$65
April 26, 2017	April 27, 2017	$86
March 22, 2017	March 24, 2017	$86

Cash Contributions

On February 19, 2019, we received cash capital contributions from our members totaling $70 million.  During 2018, we received the following capital cash contributions from our members.

Received	Amount
November 2018	$140
April 2018	$144

Accumulated Other Comprehensive Income (Loss)

The following table presents the changes to accumulated other comprehensive income (loss) for the years ended December 31, 2018, 2017 and 2016 net of tax.

	Cash Flow Hedges – Interest Rate Swap	Defined Benefit Pension and OPEB Plans	Accumulated Other Comprehensive Income (Loss)

Balance at December 31, 2015	$(22)	$(91)	$(113)
Defined benefit pension plans	-	-	-
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at December 31, 2016	$(20)	$(91)	$(111)
Defined benefit pension plans	-	8	8
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at December 31, 2017	$(18)	$(83)	$(101)
Defined benefit pension plans	-	(65)	(65)
Amounts reclassified from accumulated other comprehensive income (loss) and reported in interest expense and related charges	2	-	2
Balance at December 31, 2018	$(16)	$(148)	$(164)